Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders’ Equity (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of Stockholders' Equity [Abstract]
Repurchase of Series B redeemable convertible preferred stock (in usd per share)		$ 4.26
Issuance of Series U-1 redeemable convertible preferred stock at per share for acquisitions (in usd per share)	$ 9.06
Issuance of Series U-2 redeemable convertible preferred stock at per share (in usd per share)	$ 9.06
Net of issuance costs (in usd per share)	$ 2